Basis of preparation	12 Months Ended
Aug. 31, 2020
Basis of preparation
Basis of preparation

2.Basis of preparation

Compliance with IFRS

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretations Committee (“IFRIC”) in effect on August 31, 2020.

The financial statements were authorized for issued by the Board of Directors on DATE TO UPDATE.

Basis of measurement

These financial statements are stated in Canadian dollars, which is also the Company’s functional currency, and were prepared on the historical cost basis.

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results ultimately may differ from those estimates. Areas where estimates are significant to the financial statements are disclosed in note 4.